Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	02/01/18 - 02/28/18
Interest Accrual Period	02/15/18 - 03/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/18	331,743,318.62	22,869
Yield Supplement Overcollateralization Amount 01/31/18	8,331,653.34	0
Receivables Balance 01/31/18	340,074,971.96	22,869
Principal Payments	13,942,434.65	461
Defaulted Receivables	781,694.97	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	7,787,040.09	0
Pool Balance at 02/28/18	317,563,802.25	22,364

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	30.11%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	14,290,371.10
Actual Overcollateralization	14,290,371.10

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	38.78

Delinquent Receivables:
Past Due 31-60 days	7,193,578.09	387
Past Due 61-90 days	2,327,261.19	131
Past Due 91-120 days	334,646.28	21
Past Due 121+ days	0.00	0
Total	9,855,485.56	539

Total 31+ Delinquent as % Ending Pool Balance	3.10%

Recoveries	487,178.53

Aggregate Net Losses/(Gains) - February 2018	294,516.44

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.04%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	2.38%
Third Prior Net Losses Ratio	1.83%
Four Month Average	1.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.69%

Flow of Funds	$ Amount

Collections	15,508,671.13
Advances	(13,732.81)
Investment Earnings on Cash Accounts	29,270.75
Servicing Fee	(283,395.81)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,240,813.26

Distributions of Available Funds
(1) Class A Interest	403,563.13
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,541,438.13
(7) Supplemental Reserve Amount	1,257,900.33
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	15,240,813.26

Servicing Fee	283,395.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 02/15/18	316,814,869.28
Principal Paid	13,541,438.13
Note Balance @ 03/15/18	303,273,431.15

Class A-1
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2a
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2b
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-3
Note Balance @ 02/15/18	170,654,869.28
Principal Paid	13,541,438.13
Note Balance @ 03/15/18	157,113,431.15
Note Factor @ 03/15/18	67.1424919%

Class A-4
Note Balance @ 02/15/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	125,000,000.00
Note Factor @ 03/15/18	100.0000000%

Class B
Note Balance @ 02/15/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	21,160,000.00
Note Factor @ 03/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	441,474.80
Total Principal Paid	13,541,438.13
Total Paid	13,982,912.93

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.58750%
Coupon	1.98750%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	211,896.46
Principal Paid	13,541,438.13
Total Paid to A-3 Holders	13,753,334.59

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4374676
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.4185244
Total Distribution Amount	13.8559920

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9055404
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.8693937
Total A-3 Distribution Amount	58.7749341

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/18	97,084.02
Balance as of 02/28/18	83,351.21
Change	(13,732.81)

Reserve Account
Balance as of 02/15/18	14,069,711.87
Investment Earnings	13,227.48
Investment Earnings Paid	(13,227.48)
Deposit/(Withdrawal)	1,257,900.33
Balance as of 03/15/18	15,327,612.20
Change	1,257,900.33

Total Reserve Amount	15,327,612.20